Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Charters-out (Abstract)
July to December 2012	$ 97,424
2013	151,826
2014	88,007
2015	55,301
2016 to 2023	131,832
Net minimum charter payments	$ 524,390